As filed with the Securities and Exchange Commission on July 19, 1999


                                                      Registration No. 333-71009

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


      [ ] Pre-Effective Amendment No.__ [X] Post-Effective Amendment No. 1


                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.
       (formerly INVESCO Flexible Funds, Inc., formerly INVESCO Multiple
                               Asset Funds, Inc.)

               (Exact Name of Registrant as Specified in Charter)

                              7800 E. Union Avenue
                             Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                 (303) 930-6300
                  (Registrant's Area Code and Telephone Number)

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:
                           Clifford J. Alexander, Esq.
                              Susan M. Casey, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9036

      Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).


      Title of securities being registered: Common stock, par value $0.01 per share.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Parts A and B were previously filed.

                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.

      Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16 (1) below. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 16.  Exhibits

  Exhibit
  Number    Description
  ------    -----------

   (1)      (a)   Articles of Incorporation (Charter).(1)

            (b) Articles of Amendment of Articles of Incorporation dated September 8, 1998.(3)

            (c)   Articles of Amendment of Articles of Incorporation dated
                   October 28, 1998.(4)

   (2)      Bylaws dated August 19, 1993.(1)

   (3)      Not applicable.


   (4)      Plan of Reorganization and Termination. (5)


   (5) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV, VI and VIII of the Articles of Incorporation and Articles I, II, V, VI, VII, VIII, IX and X of the By-laws.

   (6)      (a) Investment  Advisory  Agreement  between  Registrant and INVESCO and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

            (b) Sub-Advisory  Agreement  between  INVESCO Funds  Group, Inc. and
                INVESCO Management & Research, Inc. dated February 28, 1997.(2)

  Exhibit
  Number    Description
  ------    -----------

   (7)      (a) General  Distribution  Agreement between  Registrant and INVESCO
                Funds Group,  Inc.  dated  February 28, 1997.(2)

            (b) General  Distribution  Agreement between  Registrant and INVESCO
                Distributors,  Inc. dated  September 30, 1997.(2)

   (8)      (a) Defined  Benefit Deferred  Compensation Plan  for Non-Interested
                Directors and Trustees.(3)

            (b) Form of  Amended  Defined Compensation  Plan  for Non-Interested
                Directors and Trustees.(3)

   (9)      (a) Custody Agreement  between   Registrant  and  State Street  Bank
                and Trust  Company  dated  October  20, 1993.(1)

            (b) Amendment  to Custody  Agreement  dated  October 25, 1995.(1)

            (c) Data Access Services Addendum dated May 19, 1997.(2)

   (10)     (a) Plan and Agreement of Distribution  pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 20, 1993.(1)

            (b) Amendment of  Plan  and  Agreement of  Distribution  pursuant to
                12b-1 under the Investment Company Act of 1940 dated July 19, 1995.(2)

            (c) Amended Plan and  Agreement of  Distribution adopted pursuant to
                Rule 12b-1 under the Investment Company Act of 1940 dated January 1, 1997.(2)

            (d) Amended Plan and  Agreement of Distribution  adopted pursuant to
                Rule 12b-1 under the Investment Company Act of 1940 dated September 30, 1997.(2)

   (11) Opinion and Consent of Kirkpatrick & Lockhart LLP as to the the legality of the securities being registered.(4)


   (12) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Multi-Asset Allocation Fund and INVESCO Balanced Fund (filed herewith).


   (13)     (a) Administrative     Services     Agreement    between  Registrant
                and  INVESCO  Funds  Group,  Inc.  dated February 28, 1997.(2)

            (b) Transfer Agency Agreement  between  Registrant and INVESCO Funds
                Group, Inc. dated February 28, 1997.(2)

  Exhibit
  Number    Description
  ------    -----------


   (14)     Consent of PricewaterhouseCoopers LLP.(5)


   (15)     Financial Statements omitted from Part B - None.

   (16) Powers of Attorney - incorporated by reference to Powers of Attorney filed with the Securities and Exchange Commission on October 4, 1993, November 24, 1993, September 20, 1995, November 27, 1996 and November 24, 1997.

   (17)     Additional Exhibits.  Form of Amended Proxy. (5)

(1) Incorporated herein by reference to Post-Effective Amendment No. 4 filed on November 27, 1996.
(2) Incorporated herein by reference to Post-Effective Amendment No. 5 filed on November 24, 1997.
(3) Incorporated herein by reference to Post-Effective Amendment No. 6 filed on September 29, 1998.
(4) Incorporated herein by reference to the Registration Statement on Form N-14 filed on January 22, 1999.

(5) Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on March 17, 1999.


Item 17.  Undertakings.

      (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Denver and the State of Colorado, on this 24th day of June 1999.


Attest:                             INVESCO Combination Stock & Bond Funds, Inc.
                                    (formerly INVESCO Flexible Funds, Inc.,
                                    formerly INVESCO Multiple Asset Funds, Inc.)

/s/ Glen A. Payne                   By: /s/ Mark H. Williamson
-----------------                       ----------------------
Glen A. Payne                               Mark H. Williamson
Secretary                                   President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                              Title                     Date
---------                              -----                     ----

/s/ Mark H. Williamson             President, Director      June 24, 1999
-----------------------------      and Chief Executive
Mark H. Williamson                 Officer

/s/ Ronald L. Grooms               Treasurer and Chief      June 24, 1999
-----------------------------      Financial and
Ronald L. Grooms                   Accounting Officer

*                                  Director                 June 24, 1999
---------------------
Victor L. Andrews

*                                  Director                 June 24, 1999
---------------------
Bob R. Baker

*                                  Director                 June 24, 1999
---------------------
Charles W. Brady

*                                  Director                 June 24, 1999
---------------------
Wendy L. Gramm

*                                  Director                 June 24, 1999
---------------------
Lawrence H. Budner

Signature                              Title                     Date
---------                              -----                     ----

*                                  Director                 June 24, 1999
---------------------
Fred A. Deering

*                                  Director                 June 24, 1999
---------------------
Larry Soll

*                                  Director                 June 24, 1999
---------------------
Kenneth T. King

*                                  Director                 June 24, 1999
---------------------
John W. McIntyre

By
    ---------------------------
    Edward F. O'Keefe
    Attorney in Fact

By  */s/ Glen A. Payne                                      June 24, 1999
     --------------------------
     Glen A. Payne
     Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on October 4, 1993, November 24, 1993, September 20, 1995, November 27, 1996 and November 24, 1997, respectively.

                                  EXHIBIT INDEX



Exhibit 12 Opinion and Consent of  Kirkpatrick & Lockhart  LLP regarding certain tax matters in connection with INVESCO Multi-Asset Allocation Fund and INVESCO Balanced Fund (filed herewith).